Expense Example	Sep. 16, 2025 USD ($)
Vulcan Value Partners Fund - Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	645
Expense Example, with Redemption, 10 Years	1,434
Vulcan Value Partners Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,221
Vulcan Value Partners Small Cap Fund - Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	429
Expense Example, with Redemption, 5 Years	763
Expense Example, with Redemption, 10 Years	1,707
Vulcan Value Partners Small Cap Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	666
Expense Example, with Redemption, 10 Years	$ 1,498